LOSSES PER SHARE - Schedule of earnings per share basic and diluted from discontinued operations (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic losses per share	1,102,373,814	871,036,499	622,337,974
Losses per share from discontinued operations - basic	$ 0.00	$ (0.09)	$ (0.06)
Numerator:
Net loss from discontinued operations attributable to ordinary shareholders	$ (3,326)	$ (79,006)	$ (34,840)
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic loss per share	1,102,373,814	871,036,499	622,337,974
Denominator used for losses per share	1,102,373,814	871,036,499	622,337,974
Class A Ordinary shares
Numerator:
Allocation of net loss from discontinued operations attributable to BIT Mining Limited's ordinary shareholders used in calculating losses per ordinary share-basic	$ (3,326)	$ (79,006)	$ (34,661)
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic losses per share	1,102,373,715	871,036,400	622,337,875
Losses per share from discontinued operations - basic	$ 0.00	$ (0.09)	$ (0.06)
Numerator:
Allocation of net loss from discontinued operations attributable to BIT Mining Limited's ordinary shareholders used in calculating loss per ordinary share- diluted	$ (3,326)	$ (79,006)	$ (34,661)
Net loss from discontinued operations attributable to ordinary shareholders	$ (3,326)	$ (79,006)	$ (34,661)
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic loss per share	1,102,373,715	871,036,400	622,337,875
Conversion of Class B to Class A ordinary shares	99	99	99
Denominator used for losses per share	1,102,373,814	871,036,499	622,337,974
Losses per share from discontinued operations-diluted	$ 0.00	$ (0.09)	$ (0.06)
Losses from discontinued operations per ADS :
Denominator used for loss per ADS - basic	11,023,737	8,710,364	6,223,379
Denominator used for loss per ADS - diluted	11,023,738	8,710,365	6,223,380
Losses from discontinued operations per ADS - basic	$ (0.30)	$ (9.07)	$ (5.56)
Losses from discontinued operations per ADS - diluted	$ (0.30)	$ (9.07)	$ (5.56)
Class B Ordinary shares
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic losses per share	99	99	99
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic loss per share	99	99	99
Conversion of Class B to Class A ordinary shares	0
Denominator used for losses per share	99	99	99